Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Other resourcing costs
Total staff costs	£ 4,874	£ 4,393	[1]	£ 6,832	[1]
Barclays Bank Group [member]
Compensation costs
Performance costs	1,300	917		1,555
Salaries	2,269	2,229		3,117
Social security costs	263	272		466
Post-retirement benefits	302	208		326
Other compensation costs	246	119		10
Total compensation costs	4,380	3,745		5,474
Other resourcing costs
Outsourcing	287	472		594
Redundancy and restructuring	87	24		336
Temporary staff costs	54	100		332
Other	66	52		96
Total other resourcing costs	494	648		1,358
Total staff costs	4,874	4,393		6,832
Internally generated software [member] | Barclays Bank Group [member]
Other resourcing costs
Total staff costs	54	238		212
Pension defined benefit plans [member] | Barclays Bank Group [member]
Compensation costs
Post-retirement benefits	99	110		182
Defined contribution Schemes [member] | Barclays Bank Group [member]
Compensation costs
Post-retirement benefits	£ 203	£ 97		£ 138

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.